LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Severance-pay expenses	$ 957	$ 1,114	$ 818